Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities [Abstract]
Accrued Liabilities	7. ACCRUED LIABILITIES

Other accrued expenses consisted of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Advances	$500	$882
Other accrued expenses	55	54
	$555	$936

Advances include amounts received from litigation counsel as advanced reimbursement of out-of-pocket expenses expected to be incurred by us and, at December 31, 2020, includes approximately $0.4 million received from investors for the purchase of equity securities in a January 2021 transaction (see Note 13).